Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Reserve Of Gains And Losses On Hedging Instruments	£ 1			£ 1
Gross notional amounts	1,448	€ 300			£ 1,146
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Net movement on hedging instrument in fair value hedges	£ 2
FX Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate of hedging instrument	1.24%	1.24%	1.24%
Gross notional amounts | $			$ 378
Euro 2025 senior notes [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gross notional amounts | €		€ 200
Euro 2025 senior notes [member] | Designated in hedging relationship [member]
Disclosure of detailed information about financial instruments [line items]
Average rate of hedging instrument	3.51%	3.51%	3.51%
Gross notional amounts	£ 87	€ 100
Euro 2025 senior notes [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross notional amounts	£ 160